Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs ETF Trust II
Prospectus Date	rr_ProspectusDate	Dec. 29, 2024
Document Creation Date	dei_DocumentCreationDate	Jan. 03, 2025